Stockholders' Equity (Deficiency) (Tables)	3 Months Ended	4 Months Ended
	Jul. 31, 2013	Apr. 30, 2013
Stockholders Equity Deficiency Tables [Abstract]
Assets and Liabilities acquired	The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Warranty Activity

A summary of the Company's warrant activity during the three months ended July 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, April 30, 2013	9,090,292	$0.46
Granted	1,115,026	0.33
Exercised	-	-
Forfeited	(40,000)	0.50
Expired	-	-
Balance Outstanding, July 31, 2013	10,165,318	$0.45	4.1	$51,862

Exercisable, July 31, 2013	10,165,318	$0.45	4.1	$51,862

A summary of the Company's warrant activity during the four months ended April 30, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	7,256,522	$0.45
Granted	1,833,770	0.50
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, April 30, 2013	9,090,292	$0.46	4.4	$32,349

Exercisable, April 30, 2013	9,090,292	$0.46	4.4	$32,349

Compensation Expense for Stock Options Granted

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the three months ended July 31, 2013:

July 31,
Assumptions	2013
Expected life (years)	3.5
Expected volatility	46.5%
Weighted-average volatility	46.5%
Risk-free interest rate	0.38%
Dividend yield	0.00%
Expected forfeiture rate	3.9%

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the four months ended April 30, 2013 and during the years ended December 31, 2012 and 2011:

	April 30,	December 31,
Assumptions	2013	2012	2011
Expected life (years)	3.5 - 3.75	2.5 - 3.8	N/A
Expected volatility	46.3%- 46.5%	44.2% - 50.9%	N/A
Weighted-average volatility	46.5%	49.0%	N/A
Risk-free interest rate	.36%-.44%	0.31% - 0.60%	N/A
Dividend yield	0.00%	0.00%	N/A
Expected forfeiture rate	3.9%	1.7%	N/A

Stock Options Activity to Employees

A summary of the Company's stock option activity for employees and directors during the three months ended July 31, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2013	7,344,381	$0.35
Granted	1,536,211	$0.35
Exercised	-
Forfeited	(40,000)	$0.35
Expired	-
Balance Outstanding, July 31, 2013	8,840,592	$0.35	4.2	$-

Exercisable, July 31, 2013	2,051,998	$0.35	4.1	$-

A summary of the Company's stock option activity for employees and directors during the four months ended April 30, 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	6,777,967	$0.35
Granted	658,914	$0.35
Exercised	-
Forfeited	(92,500)	$0.35
Expired	-
Balance Outstanding, April 30, 2013	7,344,381	$0.35	4.4	$-

Exercisable, April 30, 2013	2,056,998	$0.35	4.4	$-

Stock Options Grants to Non-Employees

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the three months ended July 31, 2013:

July 31,
Assumptions	2013
Expected life (years)	N/A
Expected volatility	N/A
Weighted-average volatility	N/A
Risk-free interest rate	N/A
Dividend yield	N/A

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the four month ended April 30, 2013 and for the years ended December 31, 2012 and 2011:

	April 30,	December 31,
Assumptions	2013	2012	2011
Expected life (years)	4	2.7 - 5.0	N/A
Expected volatility	46.5%	44.2% - 50.0%	N/A
Weighted-average volatility	46.5%	47.4%	N/A
Risk-free interest rate	.38%	0.37% - 0.60%	N/A
Dividend yield	0.00%	0.00%	N/A

Share Based Compensation Stock Options Activity for Non-Employees

A summary of the Company's stock option activity for non-employees during the three months ended July 31, 2013 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, April 30, 2013	270,000	$0.35
Granted	-	$-
Exercised	-
Forfeited
Expired	-
Balance Outstanding, July 31, 2013	270,000	$0.35	4.3	$-

Exercisable, July 31, 2013	47,250	N/A	N/A	N/A

A summary of the Company's stock option activity for non-employees during the four months ended April 30, 2013 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2012	195,000	$0.35
Granted	75,000	$0.35
Exercised	-
Forfeited
Expired	-
Balance Outstanding, April 30, 2013	270,000	$0.35	4.0	$-

Exercisable, April 30, 2013	-	N/A	N/A	N/A